Consolidated Balance Sheets - SGD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Current assets
Cash and cash equivalents	$ 70,236	$ 93,359
Trade and other current receivables	17,655	14,140
Current assets	87,891	107,499
Non-current assets
Trade and other receivables	1,564	1,337
Intangible assets	401,157	140,715
Plant and equipment	3,329	2,619
Right-of-use assets	15,419	16,035
Non-current assets	421,469	160,706
Total assets	509,360	268,205
Current liabilities
Trade and other payables	32,921	23,563
Lease liabilities	4,439	3,686
Borrowings	170	0
Deferred revenue	47,318	34,487
Preference shares		199,481
Convertible notes		11,471
Provision for reinstatement costs	36	21
Current income tax liabilities	4,554	5,492
Derivative financial liabilities		940
Current liabilities	89,438	279,141
Non-current liabilities
Trade and other payables	603	41
Lease liabilities	12,452	13,567
Borrowings	16,732
Deferred income tax liabilities	2,375	1,615
Provision for reinstatement costs	569	356
Non-current liabilities	32,731	15,579
Total liabilities	122,169	294,720
NET ASSETS/(LIABILITIES)	387,191	(26,515)
Capital and reserves attributable to equity holders of the Group
Share capital	684,347	36,553
Preference shares	0	59,339
Share reserve	18,658	11,630
Capital reserve	785	785
Warrants	5,742	5,742
Translation reserve	2,742	(2,930)
Accumulated losses	(325,083)	(137,634)
Total shareholders' equity/(deficiency)	$ 387,191	$ (26,515)